Other income, net	12 Months Ended
Mar. 31, 2025
Other operating income expense [Abstract]
Other income, net
23.
Other income, net

Other income, net consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
(Gain)/loss on sale/disposal of non-current assets, net (1)	Rs.	(1,522)	Rs.	(900)	Rs.	1,211
Sale of spent chemicals		(437)		(489)		(391)
Scrap sales		(323)		(338)		(280)
Miscellaneous income, net (2)		(2,076)		(2,472)		(6,447)
	Rs.	(4,358)	Rs.	(4,199)	Rs.	(5,907)

(1)
Included in the year ended March 31, 2025,
is a
cumulative amount of foreign exchange gains of Rs.1,551, reclassified from the foreign currency translation reserve
,
and a loss of Rs.52 due to turn around fees paid upon divestment of the membership interest in the subsidiary “Dr. Reddy’s Laboratories Louisiana LLC”, including the manufacturing facility and related assets, to Jaguar Labs Holdings LLC.

In addition to the above, in connection with this divestment the Company also has recognized an amount of Rs.293, primarily comprising severance payments to employees in the consolidated income statement. This transaction pertains to the Company’s Global Generics Segment.

Included in the year ended March 31, 2023,
is
an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.

(2)	Miscellaneous income for the year ended March 31, 2024 includes:

•	Rs.984 recognized pursuant to a settlement of product related litigation by the Company and its affiliates in the United Kingdom; and
•
Rs.540 recognized pursuant to a settlement agreement with Janssen Group, in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga
®
(Abiraterone).

Miscellaneous income for the year ended March 31, 2023 includes an amount of Rs.5,638 (U.S.$71.39 discounted to present value) towards the settlement of an ongoing patent litigation relating to the launch of a product with Indivior Inc., Indivior UK Limited, and Aquestive Therapeutics, Inc.